Income Taxes Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Deferred Tax Liabilities, Gross [Abstract]
Intangible assets, net	$ 11,230	$ 11,571
Property, plant and equipment, net	773	735
Other	252	410
Deferred income tax liabilities	12,255	12,716
Deferred Tax Assets, Gross [Abstract]
Benefit plans	(112)	(172)
Other	(474)	(470)
Deferred income tax assets	(586)	(642)
Valuation allowance	112	81
Net deferred income tax liabilities	$ 11,781	$ 12,155